The Company and Its Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Apr. 02, 2016		Mar. 28, 2015	Mar. 29, 2014	Jan. 01, 2015
The Company and Its Significant Accounting Policies [Line Items]
Maturity Period For Available For Sale Investments Classification As Current Investments Minimum [greater than]		3 months
Maturity Period For Available For Sale Investments Classification As Current Investments Maximum [less than]		1 year
Maturity Period for Available for Sale Investments Classification As Long Term Investments Minimum [exceeding]		1 year
Interest Costs Capitalized		$ 5,200,000
Value Added Tax Receivable	$ 15,200,000	37,300,000		$ 15,200,000
Goodwill	2,140,586,000	$ 2,135,697,000	[1]	2,140,586,000	$ 103,901,000
Period of Projected Net Cash Flows		8 years
Goodwill, Impairment Loss		$ 0		0	0
Completed and transferred acquired in-process research and development during period		$ 203,000,000
Rebates As Percentage Of Sales [Less Than]		3.00%
Percentage Of Net Revenue Other Agreements [Less Than]		1.00%
Advertising Expense		$ 200,000		500,000	$ 100,000
Valuation Allowance, Methodologies and Assumptions		.50
Total remaining unearned compensation cost related to nonvested restricted stock units and options		$ 78,900,000
Weighted-average remaining service period of unearned compensation costs related to nonvested restricted stock units and options		1 year 2 months
Minimum [Member]
The Company and Its Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		1 year
Maximum [Member]
The Company and Its Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		39 years
Technology licenses [Member] | Minimum [Member]
The Company and Its Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years
Technology licenses [Member] | Maximum [Member]
The Company and Its Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		8 years
Customer Relationships [Member] | Minimum [Member]
The Company and Its Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		3 years
Customer Relationships [Member] | Maximum [Member]
The Company and Its Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
Developed Technology [Member] | Minimum [Member]
The Company and Its Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		4 years
Developed Technology [Member] | Maximum [Member]
The Company and Its Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		6 years
Wafer Supply Agreement [Member]
The Company and Its Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		4 years
Trade Names [Member]
The Company and Its Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		3 years
TriQuint Merger [Member]
The Company and Its Significant Accounting Policies [Line Items]
Goodwill						$ 2,036,700,000
Finite-Lived Intangible Assets, Period Increase (Decrease)	2,394,000,000
TriQuint Merger [Member] | In-process research and development [Member]
The Company and Its Significant Accounting Policies [Line Items]
Indefinite-lived Intangible Assets, Period Increase (Decrease)	470,000,000			$ 470,000,000
Infrastructure and Defense Products [Member]
The Company and Its Significant Accounting Policies [Line Items]
Goodwill		$ 384,200,000
Long term growth rate		3.00%
Discount rate		16.00%
Effect of one percent decrease in discount rate		$ 140,000,000
Effect of a one percent increase in discount rate		110,000,000
Effect of one point decrease in long-term growth rate		50,000,000
Effect of a one percent increase in the long-term growth rate		70,000,000
Infrastructure and Defense Products [Member] | TriQuint Merger [Member] | In-process research and development [Member]
The Company and Its Significant Accounting Policies [Line Items]
Indefinite-lived Intangible Assets, Period Increase (Decrease)	120,000,000
Mobile Products [Member]
The Company and Its Significant Accounting Policies [Line Items]
Goodwill		$ 1,751,500,000
Long term growth rate		3.00%
Discount rate		15.00%
Effect of one percent decrease in discount rate		$ 660,000,000
Effect of a one percent increase in discount rate		560,000,000
Effect of one point decrease in long-term growth rate		290,000,000
Effect of a one percent increase in the long-term growth rate		$ 340,000,000
Mobile Products [Member] | TriQuint Merger [Member] | In-process research and development [Member]
The Company and Its Significant Accounting Policies [Line Items]
Indefinite-lived Intangible Assets, Period Increase (Decrease)	$ 350,000,000

[1]	(1) As of April 2, 2016, the Company’s goodwill balance of $2,135.7 million was comprised of gross goodwill of $2,757.3 million less accumulated impairment losses and write-offs of $621.6 million.